Investment Objectives and Goals	Nov. 28, 2025
Leader Capital Short Term High Yield Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	LEADER CAPITAL SHORT TERM HIGH YIELD BOND FUND SUMMARY
Objective [Heading]	Investment Objectives:
Objective, Primary [Text Block]	The primary investment objective of the Leader Capital Short Term High Yield Bond Fund (“High Yield Fund” or the “Fund”) is to deliver a high level of current income,
Objective, Secondary [Text Block]	with a secondary objective of capital appreciation.
Leader Capital High Quality Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	LEADER CAPITAL HIGH QUALITY INCOME FUND SUMMARY
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The investment objective of the Leader Capital High Quality Income Fund (the “High Quality Fund” or the “Fund”) is to deliver a high level of current income,
Objective, Secondary [Text Block]	with a secondary objective of capital appreciation.